SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the period	$ (278.0)
Other comprehensive income (loss) before reclassifications, net of tax	(23.1)
Reclassifications to net income	20.0
Other comprehensive (loss), net of tax	(3.1)	(14.8)	(120.3)
Balance at end of the period	(281.1)	(278.0)
Net Gain (Loss) on Derivative Instruments Designated as Cash Flow and Firm Commitment Hedges
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the period	(2.0)	(6.9)
Other comprehensive income (loss) before reclassifications, net of tax	0.8	(1.1)
Reclassifications to net income	0.2	(6.0)
Other comprehensive (loss), net of tax	1.0
Balance at end of the period	(1.0)	(2.0)
Net Actuarial Gain (Loss), Prior Service Cost and Net Transition Assets, Less Amortization
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the period	(456.5)
Other comprehensive income (loss) before reclassifications, net of tax	29.4
Reclassifications to net income	9.0
Other comprehensive (loss), net of tax	38.4
Balance at end of the period	(418.1)
Foreign Currency Translation Adjustment
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the period	180.5
Other comprehensive income (loss) before reclassifications, net of tax	(53.3)
Reclassifications to net income	10.8
Other comprehensive (loss), net of tax	(42.5)
Balance at end of the period	$ 138.0